Annual Report - Financial Statements
T. Rowe Price

Tax-Efficient
Growth Fund

February 28, 2003


T. Rowe Price Tax-Efficient Growth Fund
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Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                        Year                                            7/30/99
                       Ended                                            Through
                     2/28/03          2/28/02          2/28/01          2/29/00
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period         $     9.28       $    10.18       $    11.03   $    10.00

Investment activities

  Net investment
  income (loss)         --              (0.01)           (0.03)       (0.01)*
  Net realized and

  unrealized
  gain (loss)          (2.20)           (0.89)           (0.82)        1.04
  Total from

  investment
  activities           (2.20)           (0.90)           (0.85)        1.03

NET ASSET VALUE

End of period     $     7.08       $     9.28       $    10.18   $    11.03
                  --------------------------------------------------------------

Ratios/Supplemental Data

Total return^         (23.71)%          (8.84)%          (7.71)%      10.30%*
Ratio of total expenses to

average net asset       1.08%            1.04%            1.04%        1.10%*!

Ratio of net investment

income (loss) to average

net assets              0.02%           (0.10)%          (0.26)%      (0.11)%*!

Portfolio
turnover rate           17.6%             8.5%            12.0%       23.4%!

Net assets,
end of period

(in thousands)    $   56,955       $   75,688       $   83,608   $   72,336
--------------------------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 2/28/01.
!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
                                                         February 28, 2003

Statement of Net Assets                                 Shares            Value
--------------------------------------------------------------------------------
                                                               In thousands

Common Stocks  99.6%

CONSUMER DISCRETIONARY  19.3%

Hotels, Restaurants & Leisure  0.4%

Starbucks *                                         10,800           $      253

                                                                            253

Internet & Catalog Retail  1.1%

e-Bay *                                              4,000                  314

USA Interactive *                                   12,500                  306

                                                                            620

Media  10.9%

AOL Time Warner *                                   41,250                  467

Clear Channel Communications *                      27,652                1,010

Disney                                              39,300                  670

McGraw-Hill                                         14,000                  787

Omnicom                                             20,300                1,076

TMP Worldwide *                                      5,500                   50

Univision Communications,
Class A *(misc. symbol)                             10,000                  248

Viacom, Class B *                                   40,105                1,489

WPP Group ADR                                       12,670                  389

                                                                          6,186

Multiline Retail  3.6%

Dollar General                                      25,175                  262

Family Dollar Stores                                 9,000                  254

Wal-Mart                                            32,200                1,547

                                                                          2,063

Specialty Retail  2.8%

Bed Bath & Beyond *                                  8,500                  281

Home Depot                                          28,000                  657

Tiffany                                             19,200                  460

Williams-Sonoma *                                    8,000                  186

                                                                          1,584

Textiles, Apparel, & Luxury Goods  0.5%

Nike, Class B                                        6,200                  288

                                                                            288

Total Consumer Discretionary                                             10,994


CONSUMER STAPLES  9.3%

Beverages  3.1%

Anheuser-Busch                                       5,100           $      237

Coca-Cola                                           20,300                  817

PepsiCo                                             19,000                  728

                                                                          1,782

Food & Drug Retailing  1.8%

CVS                                                  7,500                  187

Sysco                                               18,200                  493

Walgreen                                            11,300                  318

                                                                            998

Food Products  1.1%

General Mills                                        5,800                  249

Wrigley                                              6,700                  359

                                                                            608

Household Products  2.3%

Colgate-Palmolive                                    5,700                  287

Kimberly-Clark                                       6,000                  275

Procter & Gamble                                     9,500                  777

                                                                          1,339

Personal Products  1.0%

Avon                                                 4,300                  224

Gillette                                            11,500                  347

                                                                            571

Total Consumer Staples                                                    5,298


FINANCIALS  20.6%

Banks  4.2%

Bank of New York                                    20,700                  472

Mellon Financial                                    22,500                  507

Northern Trust                                      24,400                  781

Wells Fargo                                         13,500                  612

                                                                          2,372

Diversified Financials  12.1%

American Express                                     8,100                  272

Charles Schwab                                      46,680                  369

Citigroup                                           37,800                1,260

Fannie Mae                                          27,000           $    1,731

Franklin Resources                                  14,500                  474

Freddie Mac                                         29,400                1,607

Moody's                                              5,700                  251

State Street                                        25,900                  954

                                                                          6,918

Insurance  4.3%

AMBAC                                                7,500                  366

American International Group                        21,290                1,049

Marsh & McLennan                                    25,000                1,018

                                                                          2,433

Total Financials                                                         11,723


HEALTH CARE  17.6%

Biotechnology  1.0%

Amgen *                                             10,800                  590

                                                                            590

Health Care Equipment & Supplies  1.5%

Baxter International                                   500                   14

Guidant *                                            6,600                  236

Medtronic                                           12,600                  564

Stryker                                              1,000                   65

                                                                            879

Health Care Providers & Services  2.2%

Cardinal Health                                      7,600                  435

UnitedHealth Group                                   9,000                  746

Wellpoint Health Networks *                          1,000                   68

                                                                          1,249

Pharmaceuticals  12.9%

Abbott Laboratories                                 13,400                  477

AstraZeneca ADR                                      5,200                  167

Eli Lilly                                           11,000                  622

GlaxoSmithKline ADR                                 17,776                  623

Johnson & Johnson                                   23,000                1,207

Merck                                               17,000                  897

Pfizer                                              64,800                1,932

Pharmacia                                           12,105           $      500

Wyeth                                               25,300                  892

                                                                          7,317

Total Health Care                                                        10,035


INDUSTRIALS & BUSINESS SERVICES  10.4%

Aerospace & Defense  0.3%

Boeing                                               6,600                  182

                                                                            182

Air Freight & Logistics  0.7%

Expeditors International of Washington              11,400                  390

                                                                            390

Commercial Services & Supplies  6.2%

Apollo Group, Class A *                              5,750                  266

Automatic Data Processing                           15,200                  494

Certegy *                                            6,500                  156

ChoicePoint *                                        4,000                  135

Cintas                                               5,250                  176

Concord EFS *                                       12,500                  139

Devry *                                             10,900                  186

Equifax                                              9,000                  173

First Data                                          33,200                1,150

Paychex                                             15,750                  413

Robert Half International *                         16,400                  220

                                                                          3,508

Industrial Conglomerates  2.9%

GE                                                  69,800                1,679

                                                                          1,679

Machinery  0.3%

Illinois Tool Works                                  2,500                  149

                                                                            149

Total Industrials & Business Services                                     5,908


INFORMATION TECHNOLOGY  21.3%

Communications Equipment  2.4%

Cisco Systems *                                     91,500                1,279

Nokia ADR                                            6,500                   86

                                                                          1,365

Computer Peripherals  1.5%

Dell Computer *                                     24,700           $      666

EMC *                                               29,000                  214

                                                                            880

Electronic Equipment & Instruments  0.4%

Molex, Class A                                      11,125                  212

                                                                            212

Semiconductor Equipment & Products  10.9%

Altera *                                            50,000                  626

Analog Devices *                                    27,600                  805

Applied Materials *                                 21,500

                                                                            279

Broadcom *                                          10,000                  145

Intel                                               50,100                  864

Linear Technology                                   36,600                1,122

Maxim Integrated Products                           31,000

                                                                          1,071

Texas Instruments                                   36,100                  605

Xilinx *                                            29,300

                                                                            671

                                                                          6,188


Software  6.1%

BMC Software *                                      10,000                  194

Computer Associates                                 16,300                  218

Intuit *                                             6,500                  309

Microsoft                                           93,000                2,204

Oracle *                                            48,200                  576

                                                                          3,501

Total Information Technology                                             12,146


MATERIALS  0.7%

Chemicals  0.7%

Ecolab                                               4,000                  196

Valspar                                              4,500                  184

Total Materials                                                             380


TELECOMMUNICATION SERVICES  0.4%

Wireless Telecommunication Services  0.4%

Vodafone ADR                                        12,000                  217

Total Telecommunication Services                                            217

Total Common Stocks (Cost 66,749)                                        56,701


Short-Term Investments  0.6%

Money Market Fund  0.6%

T. Rowe Price Reserve
Investment Fund, 1.35% #                           349,589           $      350

Total Short-Term Investments (Cost $350)                                    350


Total Investments in Securities
100.2% of Net Assets (Cost 67,099)                                   $   57,051

Other Assets Less Liabilities                                              (96)


NET ASSETS                                                           $   56,955
                                                                     ----------

Net Assets Consist of:

Undistributed net
investment income (loss)                                             $       17

Undistributed net
realized gain (loss)                                                    (17,963)

Net unrealized
gain (loss)                                                             (10,048)

Paid-in-capital applicable
to 8,044,001 shares of
0.0001 par value capital
stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                               84,949

NET ASSETS                                                           $    56,955
                                                                     -----------

NET ASSET value per share                                            $     7.08
                                                                     ----------



             #  Seven-day yield
             *   Non-income producing
(misc. symbol)  All or a portion of this security is on loan at February 28,
                2003 - See Note 2
          ADR   American Depository Receipts


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Growth Fund
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Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/03

--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Dividend                                                 $      716

  Interest                                                          2

  Securities lending                                                1

  Total income                                                    719

Expenses

  Investment management                                           406

  Shareholder servicing                                           129

  Custody and accounting                                           91

  Registration                                                     27

  Prospectus and shareholder reports                               24

  Legal and audit                                                  14

  Directors                                                         5

  Proxy and annual meeting                                          2

  Miscellaneous                                                     5

  Total expenses                                                  703

Net investment income (loss)                                       16

Realized and Unrealized
Gain (Loss)
Net realized gain (loss)
on securities                                                  (4,133)

Change in net unrealized
gain (loss) on securities                                     (14,145)

Net realized and unrealized
gain (loss)                                                   (18,278)

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                      $ (18,262)
                                                            ---------



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                       Year                    x
                                                     Ended                    x
                                                   2/28/03              2/28/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                  $       16            $     (80)

  Net realized gain (loss)                          (4,133)              (5,102)

  Change in net unrealized
  gain (loss)                                      (14,145)              (2,560)

  Increase (decrease) in net
  assets from operations                           (18,262)              (7,742)



Capital share transactions *

  Shares sold                                        8,134               10,548

  Shares redeemed                                   (8,615)             (10,759)

  Redemption fees received                              10                   33

  Increase (decrease) in net
  assets from capital
  share transactions                                  (471)                (178)



Net Assets

Increase (decrease)
during period                                      (18,733)              (7,920)

Beginning of period                                 75,688               83,608

End of period                                   $   56,955           $   75,688
                                                ----------           ----------

*Share information

  Shares sold                                          983                1,104

  Shares redeemed                                   (1,094)              (1,159)

  Increase (decrease) in
  shares outstanding                                  (111)                 (55)



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
                                                              February 28, 2003


Notes to Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


     T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 30, 1999. The fund seeks attractive long-term capital appreciation on an after-tax basis.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, to best reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Redemption Fees A 1% fee is assessed on redemptions of fund shares held less than two years. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2003, the value of loaned securities was 248,000; aggregate collateral consisted of 250,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated 11,484,000 and 12,150,000, respectively, for the year ended February 28, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     There were no distributions in the year ended February 28, 2003. At February 28, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

     Unrealized appreciation                                $3,788,000
                                                            ----------

     Unrealized depreciation                               (14,748,000)

     Net unrealized appreciation (depreciation)            (10,960,000)

     Undistributed ordinary income                              17,000

     Capital loss carryforwards                            (17,051,000)

     Paid-in capital                                        84,949,000

     Net assets                                            $56,955,000
                                                           -----------
--------------------------------------------------------------------------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year. Consequently, 912,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 28, 2003, the fund had 1,717,000 of capital loss carryforwards that expire in 2008, 4,793,000 that expire in 2009, and 10,541,000 that expire thereafter through 2011.

     For the year ended February 28, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

     Undistributed net investment income                   $    1,000

     Paid-in capital                                           (1,000)
--------------------------------------------------------------------------------

     At February 28, 2003, the cost of investments for federal income tax purposes was 68,011,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first 1 billion of assets to 0.295% for assets in excess of 120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled 27,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled 164,000 for the year ended February 28, 2003, of which 13,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended February 28, 2003, totaled 2,000 and are reflected as interest income in the accompanying Statement of Operations.


 T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Growth Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Growth Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as the "Fund") at February 28, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2003


T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------

     Tax Information (Unaudited) for the Tax Year Ended 2/28/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For corporate shareholders, 17,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

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     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and
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     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

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          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund
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          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide
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     *    T. Rowe Price Brokerage is a division of T. Rowe Price Investment
          Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services


          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are
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          recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at
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          PLANNING TOOLS AND SERVICES

          T. Rowe Price(registered trademark) Retirement Income Manager* helps
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          income they can draw down in retirement. The program uses extensive
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          Retirement Income Calculator. This free calculator, incorporating the
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          Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


          INVESTMENT VEHICLES

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans



          * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
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     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate
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     Morningstar(registered trademark) Portfolio Tracker(service mark). See how
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     prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and
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     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income
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     INVESTMENT TRACKING AND INFORMATION

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     Morningstar(registered trademark) Portfolio Watchlist(service mark). Like
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     are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Ray(service mark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of 250,000 for a person's education. With systematic investing, you can invest as little as 50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of 2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

     Advisory Services

          If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

          The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

          Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

          T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Morningstar(registered trademark) Clear Future(service mark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

          * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------

     Brokerage Services
     T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

          Brokerage Advantage. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. Brokerage Advantage clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

          Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

          Margin and Options Trading for qualified investors.

          Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of 19.95 on stock trades.*

          Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

          Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.

          * 19.95 per trade for up to 1,000 shares, plus 0.02 per share thereafter.

          ** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

          *    T. Rowe Price Advisor Class available for these funds. The T.
               Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor
               Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
          !    Closed to new investors.
          !!   Investments in the funds are not insured or guaranteed by the
               FDIC or any other government agency. Although the funds seek to preserve the value of your investment at 1.00 per share, it is possible to lose money by investing in the funds.

               Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street
Baltimore, MD 21202

         F128-050  2/28/03